Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000102979
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Currency Bond Fund
Class Name	Investor Class
Trading Symbol	PRELX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Investor Class	$105	0.96%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while U.S. dollar weakness and credit spread shifts also impacted returns. The U.S. dollar declined against most currencies due to interest rate cuts, fiscal worries, and erratic tariff policies.

  The fund benefited from its currency management relative to the J.P. Morgan GBI - EM Global Diversified. Our holdings in higher-yielding currencies, such as the Egyptian pound, Brazilian real, Turkish lira, and Nigerian naira, was beneficial. Additionally, our tactical duration hedges in the U.S. and the eurozone lifted performance, particularly our short duration heading into the April tariff announcement.

  Against the style-specific index, an underweight to duration in Asia weighed, particularly in China, Malaysia, and Thailand as central banks cut interest rates. An underweight to the euro for a majority of the period detracted as the currency appreciated.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund increased exposure to currencies outside of the style-specific benchmark, initiating positioning in the West African franc, Kazakhstan tenge, and the Uzbekistan som, due to attractive yields.

  The fund held material exposure to currency derivatives over the period. The fund’s derivatives exposure to currency forwards had a positive impact on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Local Currency Bond Fund (Investor Class)	19.32%	1.09%	3.93%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	19.26	1.12	3.88

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 390,379,000
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 408,000
InvestmentCompanyPortfolioTurnover	81.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$390,379 Number of Portfolio Holdings346
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Indonesia	9.5%
Mexico	8.9
Brazil	7.8
South Africa	7.3
Thailand	6.7
Malaysia	6.6
United States	6.2
Czech Republic	4.8
Colombia	4.8
Other	37.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	8.7%
United Mexican States	8.3
Brazil Notas do Tesouro Nacional	7.8
Republic of South Africa	7.3
Kingdom of Thailand	6.7
Government of Malaysia	6.6
Czech Republic	4.8
Republic of Colombia	4.6
Republic of Romania	4.5
Republic of Poland	4.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000101161
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Currency Bond Fund
Class Name	Advisor Class
Trading Symbol	PAELX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Advisor Class	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while U.S. dollar weakness and credit spread shifts also impacted returns. The U.S. dollar declined against most currencies due to interest rate cuts, fiscal worries, and erratic tariff policies.

  The fund benefited from its currency management relative to the J.P. Morgan GBI - EM Global Diversified. Our holdings in higher-yielding currencies, such as the Egyptian pound, Brazilian real, Turkish lira, and Nigerian naira, was beneficial. Additionally, our tactical duration hedges in the U.S. and the eurozone lifted performance, particularly our short duration heading into the April tariff announcement.

  Against the style-specific index, an underweight to duration in Asia weighed, particularly in China, Malaysia, and Thailand as central banks cut interest rates. An underweight to the euro for a majority of the period detracted as the currency appreciated.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund increased exposure to currencies outside of the style-specific benchmark, initiating positioning in the West African franc, Kazakhstan tenge, and the Uzbekistan som, due to attractive yields.

  The fund held material exposure to currency derivatives over the period. The fund’s derivatives exposure to currency forwards had a positive impact on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Local Currency Bond Fund (Advisor Class)	18.99%	0.91%	3.71%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	19.26	1.12	3.88

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 390,379,000
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 408,000
InvestmentCompanyPortfolioTurnover	81.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$390,379 Number of Portfolio Holdings346
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Indonesia	9.5%
Mexico	8.9
Brazil	7.8
South Africa	7.3
Thailand	6.7
Malaysia	6.6
United States	6.2
Czech Republic	4.8
Colombia	4.8
Other	37.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	8.7%
United Mexican States	8.3
Brazil Notas do Tesouro Nacional	7.8
Republic of South Africa	7.3
Kingdom of Thailand	6.7
Government of Malaysia	6.6
Czech Republic	4.8
Republic of Colombia	4.6
Republic of Romania	4.5
Republic of Poland	4.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166322
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Currency Bond Fund
Class Name	I Class
Trading Symbol	TEIMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - I Class	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while U.S. dollar weakness and credit spread shifts also impacted returns. The U.S. dollar declined against most currencies due to interest rate cuts, fiscal worries, and erratic tariff policies.

  The fund benefited from its currency management relative to the J.P. Morgan GBI - EM Global Diversified. Our holdings in higher-yielding currencies, such as the Egyptian pound, Brazilian real, Turkish lira, and Nigerian naira, was beneficial. Additionally, our tactical duration hedges in the U.S. and the eurozone lifted performance, particularly our short duration heading into the April tariff announcement.

  Against the style-specific index, an underweight to duration in Asia weighed, particularly in China, Malaysia, and Thailand as central banks cut interest rates. An underweight to the euro for a majority of the period detracted as the currency appreciated.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund increased exposure to currencies outside of the style-specific benchmark, initiating positioning in the West African franc, Kazakhstan tenge, and the Uzbekistan som, due to attractive yields.

  The fund held material exposure to currency derivatives over the period. The fund’s derivatives exposure to currency forwards had a positive impact on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Local Currency Bond Fund (I Class)	19.67%	1.34%	4.18%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	19.26	1.12	3.88

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 390,379,000
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 408,000
InvestmentCompanyPortfolioTurnover	81.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$390,379 Number of Portfolio Holdings346
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Indonesia	9.5%
Mexico	8.9
Brazil	7.8
South Africa	7.3
Thailand	6.7
Malaysia	6.6
United States	6.2
Czech Republic	4.8
Colombia	4.8
Other	37.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	8.7%
United Mexican States	8.3
Brazil Notas do Tesouro Nacional	7.8
Republic of South Africa	7.3
Kingdom of Thailand	6.7
Government of Malaysia	6.6
Czech Republic	4.8
Republic of Colombia	4.6
Republic of Romania	4.5
Republic of Poland	4.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000225813
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Currency Bond Fund
Class Name	Z Class
Trading Symbol	TRZFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while U.S. dollar weakness and credit spread shifts also impacted returns. The U.S. dollar declined against most currencies due to interest rate cuts, fiscal worries, and erratic tariff policies.

  The fund benefited from its currency management relative to the J.P. Morgan GBI - EM Global Diversified. Our holdings in higher-yielding currencies, such as the Egyptian pound, Brazilian real, Turkish lira, and Nigerian naira, was beneficial. Additionally, our tactical duration hedges in the U.S. and the eurozone lifted performance, particularly our short duration heading into the April tariff announcement.

  Against the style-specific index, an underweight to duration in Asia weighed, particularly in China, Malaysia, and Thailand as central banks cut interest rates. An underweight to the euro for a majority of the period detracted as the currency appreciated.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund increased exposure to currencies outside of the style-specific benchmark, initiating positioning in the West African franc, Kazakhstan tenge, and the Uzbekistan som, due to attractive yields.

  The fund held material exposure to currency derivatives over the period. The fund’s derivatives exposure to currency forwards had a positive impact on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Emerging Markets Local Currency Bond Fund (Z Class)	20.22%	2.59%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-1.81
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	19.26	1.67

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 390,379,000
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 408,000
InvestmentCompanyPortfolioTurnover	81.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$390,379 Number of Portfolio Holdings346
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Indonesia	9.5%
Mexico	8.9
Brazil	7.8
South Africa	7.3
Thailand	6.7
Malaysia	6.6
United States	6.2
Czech Republic	4.8
Colombia	4.8
Other	37.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	8.7%
United Mexican States	8.3
Brazil Notas do Tesouro Nacional	7.8
Republic of South Africa	7.3
Kingdom of Thailand	6.7
Government of Malaysia	6.6
Czech Republic	4.8
Republic of Colombia	4.6
Republic of Romania	4.5
Republic of Poland	4.4

Updated Prospectus Web Address	www.troweprice.com/paperless